INTEREST-BEARING LOANS AND BORROWINGS (Details Narrative)	6 Months Ended
Jun. 30, 2022
Interest-bearing Loans And Borrowings
Equal annual installments, description	The outstanding balance as of June 30, 2022 is due in annual instalments of CNY1,500 due as of December 31, 2022, CNY3,000 due in 2023; CNY4,000 due annually from 2024 to 2028; CNY5,000 due annually from 2029 to 2034; CNY6,000 due in 2035; and CNY5,000 due annually from 2036 to 2038.